Significant Accounting Policies (Details) - Summary of basic and diluted per share and per ADS - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of basic and diluted per share and per ADS [Abstract]
Net Loss	$ (15,439)	$ (14,657)	$ (15,942)
Basic and diluted loss per Ordinary Share (in USD)	$ (0.10)	$ (0.12)	$ (0.17)
Basic and diluted loss per ADS (in USD)	$ (0.52)	$ (0.61)	$ (0.84)
Weighted average number of Ordinary Shares outstanding used in computing basic and diluted loss per share - in thousands	149,534	120,612	94,401
Weighted average number of ADSs outstanding used in computing basic and diluted loss per ADS - in thousands	29,907	24,122	18,880